1(212) 318-6095

thomaspeeney@paulhastings.com

July 22, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Oaktree Asset-Backed Income Fund Inc. (the “Fund”) Registration Statement on Form N-2 (File Nos. 333-284676; 811-24049)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, one copy of Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (the “Amendment”).

We hereby transmit this Amendment on behalf of the Fund for the purpose of addressing certain oral comments received from the Staff on April 22, 2025, May 1, 2025, June 16, 2025, and subsequent conversations with the Staff on June 18, 2025, June 20, 2025, and July 18, 2025 in connection with the correspondence letter that was filed on June 3, 2025, in relation to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 for the Fund, filed on April 16, 2025 (Accession No. 0001104659-25-0035477), as well as adding additional disclosures and information relevant to the Fund.

It is proposed that this filing will become effective when declared effective by the Commission pursuant to Section 8(a) of the Securities Act.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney

Thomas D. Peeney
for Paul Hastings LLP